Balances with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Accounts receivable	$ 19	$ 7
Account payable	$ 12	$ 12